SCHEDULE OF ISSUE DATE FAIR VALUE INPUTS OF WARRANTS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Volatility		115.10%
Risk free rate		4.58%
Expected life	0 years	10 years
Expected dividend yield		0.00%
February issuance [Member] | Broker [member]
IfrsStatementLineItems [Line Items]
Volatility	107.80%
Risk free rate	4.48%
Expected life	3 years
Expected dividend yield	0.00%
April issuance [member] | Broker [member]
IfrsStatementLineItems [Line Items]
Volatility	108.67%
Risk free rate	4.62%
Expected life	3 years
Expected dividend yield	0.00%
August issuance [member] | Broker [member]
IfrsStatementLineItems [Line Items]
Volatility	118.87%
Risk free rate	3.74%
Expected life	3 years
Expected dividend yield	0.00%
November Issuance [Member] | Broker [member]
IfrsStatementLineItems [Line Items]
Volatility	115.27%
Risk free rate	4.24%
Expected life	3 years
Expected dividend yield	0.00%
Warrants [member] | February issuance [Member]
IfrsStatementLineItems [Line Items]
Volatility	119.23%
Risk free rate	4.33%
Expected life	5 years
Expected dividend yield	0.00%
Warrants [member] | April issuance [member]
IfrsStatementLineItems [Line Items]
Volatility	119.80%
Risk free rate	4.65%
Expected life	5 years
Expected dividend yield	0.00%